RESTRUCTURING ACTIVITIES - Restructuring charges by segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 19.8	$ 2.0	$ 22.4	$ 5.3	$ 25.6	$ 19.8	$ 24.9
Operating segments | Institutional
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19.5	0.5	20.8	2.9
Operating segments | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.3	0.0	1.2	0.6
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.0	$ 1.5	$ 0.4	$ 1.8